Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Conservative Income Bond Fund

May 31, 2021

ZCI-QTLY-0721
1.9887607.103

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 70.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.7%
NTT Finance Corp. 0.373% 3/3/23 (a)	$1,000,000	$1,000,850
Verizon Communications, Inc. U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.500% 0.51% 3/22/24 (b)(c)	262,000	263,842
		1,264,692
Entertainment - 0.7%
The Walt Disney Co.:
3 month U.S. LIBOR + 0.250% 0.4405% 9/1/21 (b)(c)	831,000	831,419
3% 9/15/22	500,000	517,940
		1,349,359
Media - 1.0%
TWDC Enterprises 18 Corp.:
3 month U.S. LIBOR + 0.390% 0.5734% 3/4/22 (b)(c)	1,550,000	1,553,873
2.75% 8/16/21	350,000	351,878
		1,905,751
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.7866% 3/22/22 (b)(c)	750,000	752,440

TOTAL COMMUNICATION SERVICES		5,272,242

CONSUMER DISCRETIONARY - 5.3%
Automobiles - 4.6%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3001% 2/22/23 (b)(c)	339,000	339,172
0.4% 10/21/22	231,000	231,387
2.2% 6/27/22	1,000,000	1,021,028
3.375% 12/10/21	350,000	355,888
BMV Finance NV 2.25% 8/12/22 (a)	1,050,000	1,073,832
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.500% 0.6603% 8/13/21 (a)(b)(c)	750,000	750,775
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.530% 0.54% 4/1/24 (a)(b)(c)	624,000	628,274
2.7% 4/6/22 (a)	500,000	509,358
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.670% 0.8464% 11/5/21 (a)(b)(c)	250,000	250,665
3 month U.S. LIBOR + 0.900% 1.0559% 2/15/22 (a)(b)(c)	950,000	954,854
2.85% 1/6/22 (a)	243,000	246,703
General Motors Financial Co., Inc.:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.760% 0.77% 3/8/24 (b)(c)	432,000	435,158
U.S. Secured Overnight Finl Rate (SOFR) Indx + 1.200% 1.21% 11/17/23 (b)(c)	400,000	407,476
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (a)	600,000	602,886
2.5% 9/24/21 (a)	200,000	201,415
4% 11/12/21 (a)	500,000	508,352
		8,517,223
Textiles, Apparel & Luxury Goods - 0.7%
VF Corp. 2.05% 4/23/22	1,200,000	1,218,841

TOTAL CONSUMER DISCRETIONARY		9,736,064

CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.5%
7-Eleven, Inc.:
3 month U.S. LIBOR + 0.450% 0.612% 8/10/22 (a)(b)(c)	600,000	600,510
0.625% 2/10/23 (a)	72,000	72,083
Walmart, Inc. 3.125% 6/23/21	200,000	200,352
		872,945
Tobacco - 0.5%
Philip Morris International, Inc.:
2.625% 2/18/22	500,000	507,540
2.9% 11/15/21	500,000	506,245
		1,013,785

TOTAL CONSUMER STAPLES		1,886,730

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.0599% 5/11/23 (b)(c)	400,000	406,806
Enbridge Energy Partners LP 4.2% 9/15/21	750,000	751,058
Enbridge, Inc.:
3 month U.S. LIBOR + 0.500% 0.6551% 2/18/22 (b)(c)	280,000	280,770
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.400% 0.41% 2/17/23 (b)(c)	157,000	157,193
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.4859% 8/16/22 (b)(c)	350,000	351,302
Western Gas Partners LP 3 month U.S. LIBOR + 2.100% 2.2875% 1/13/23 (b)(c)	61,000	60,849
		2,007,978
FINANCIALS - 50.3%
Banks - 30.8%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.570% 0.7085% 8/27/21 (a)(b)(c)	550,000	550,678
3.4% 8/27/21 (a)	500,000	503,833
Bank of America Corp.:
2.503% 10/21/22	1,150,000	1,160,143
2.816% 7/21/23 (b)	196,000	201,437
2.881% 4/24/23 (b)	500,000	511,501
3.004% 12/20/23 (b)	1,000,000	1,040,508
3.124% 1/20/23 (b)	706,000	718,730
3.3% 1/11/23	200,000	209,736
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.5825% 9/10/21 (b)(c)	250,000	250,283
3 month U.S. LIBOR + 0.570% 0.7651% 3/26/22 (b)(c)	300,000	301,348
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.270% 0.28% 4/14/23 (b)(c)	600,000	600,228
1.9% 8/27/21	400,000	401,700
2.9% 3/26/22	400,000	408,970
Bank of Nova Scotia:
3 month U.S. LIBOR + 0.640% 0.8155% 3/7/22 (b)(c)	500,000	502,612
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.440% 0.455% 4/15/24 (b)(c)	650,000	651,457
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.730% 0.9183% 7/20/22 (a)(b)(c)	250,000	251,930
1.96% 7/21/21 (a)	350,000	350,847
Barclays Bank PLC 1.7% 5/12/22	200,000	202,611
Barclays PLC:
3 month U.S. LIBOR + 1.430% 1.5859% 2/15/23 (b)(c)	200,000	201,552
3 month U.S. LIBOR + 2.110% 2.272% 8/10/21 (b)(c)	750,000	752,948
4.61% 2/15/23 (b)	750,000	772,001
BB&T Corp. 3.95% 3/22/22	500,000	513,444
BNP Paribas SA:
3 month U.S. LIBOR + 0.390% 0.5599% 8/7/21 (a)(b)(c)	300,000	300,232
3.5% 3/1/23 (a)	400,000	421,222
BPCE SA:
3 month U.S. LIBOR + 0.300% 0.4858% 1/14/22 (a)(b)(c)	700,000	700,907
3 month U.S. LIBOR + 1.220% 1.3701% 5/22/22 (a)(b)(c)	500,000	504,960
3 month U.S. LIBOR + 1.240% 1.4241% 9/12/23 (a)(b)(c)	400,000	408,157
2.75% 12/2/21	500,000	506,394
3% 5/22/22 (a)	1,100,000	1,129,135
Capital One Bank NA 2.014% 1/27/23 (b)	400,000	404,220
Citigroup, Inc.:
3 month U.S. LIBOR + 0.960% 1.1358% 4/25/22 (b)(c)	800,000	805,792
3 month U.S. LIBOR + 1.070% 1.2455% 12/8/21 (b)(c)	500,000	502,198
3 month U.S. LIBOR + 1.430% 1.6205% 9/1/23 (b)(c)	250,000	253,760
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.870% 0.88% 11/4/22 (b)(c)	302,000	302,798
2.312% 11/4/22 (b)	1,600,000	1,613,931
2.35% 8/2/21	750,000	752,788
2.7% 10/27/22	303,000	312,652
3.142% 1/24/23 (b)	1,000,000	1,018,058
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	1,100,000	1,147,341
Federation des caisses Desjardin U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.430% 0.44% 5/21/24 (a)(b)(c)	610,000	611,092
Fifth Third Bank, Cincinnati:
3 month U.S. LIBOR + 0.440% 0.6158% 7/26/21 (b)(c)	350,000	350,105
3 month U.S. LIBOR + 0.640% 0.8156% 2/1/22 (b)(c)	750,000	753,184
HSBC Holdings PLC:
3 month U.S. LIBOR + 1.500% 1.6943% 1/5/22 (b)(c)	500,000	504,160
3.262% 3/13/23 (b)	1,000,000	1,023,014
4.875% 1/14/22	500,000	514,239
ING Groep NV:
3 month U.S. LIBOR + 1.150% 1.343% 3/29/22 (b)(c)	2,250,000	2,268,664
3.15% 3/29/22	315,000	322,599
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 1.4058% 10/24/23 (b)(c)	400,000	405,892
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.580% 0.59% 3/16/24 (b)(c)	700,000	705,103
2.776% 4/25/23 (b)	900,000	920,080
3.207% 4/1/23 (b)	1,100,000	1,126,684
3.514% 6/18/22 (b)	1,100,000	1,101,652
4.35% 8/15/21	700,000	705,922
KeyBank NA:
3 month U.S. LIBOR + 0.660% 0.8356% 2/1/22 (b)(c)	500,000	502,139
3 month U.S. LIBOR + 0.810% 0.9601% 11/22/21 (b)(c)	250,000	250,893
Lloyds Banking Group PLC:
1.326% 6/15/23 (b)	325,000	328,047
2.858% 3/17/23 (b)	600,000	611,749
2.907% 11/7/23 (b)	600,000	620,868
3% 1/11/22	1,719,000	1,748,153
3.1% 7/6/21	700,000	701,914
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 0.8558% 7/26/23 (b)(c)	300,000	303,225
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 0.8258% 7/26/21 (b)(c)	453,000	453,438
3 month U.S. LIBOR + 0.700% 0.8755% 3/7/22 (b)(c)	250,000	251,145
3 month U.S. LIBOR + 0.860% 1.0358% 7/26/23 (b)(c)	200,000	202,708
3 month U.S. LIBOR + 0.920% 1.0701% 2/22/22 (b)(c)	500,000	502,925
3 month U.S. LIBOR + 1.060% 1.2439% 9/13/21 (b)(c)	387,000	388,170
2.19% 9/13/21	300,000	301,707
2.623% 7/18/22	500,000	513,225
3.218% 3/7/22	500,000	511,438
3.535% 7/26/21	300,000	301,523
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.840% 1.0236% 7/16/23 (b)(c)	500,000	503,002
3 month U.S. LIBOR + 0.880% 1.0573% 9/11/22 (b)(c)	200,000	201,936
3 month U.S. LIBOR + 0.940% 1.075% 2/28/22 (b)(c)	1,050,000	1,056,586
3 month U.S. LIBOR + 1.140% 1.3239% 9/13/21 (b)(c)	350,000	351,107
2.953% 2/28/22	813,000	829,882
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 0.7755% 3/7/22 (b)(c)	300,000	301,081
NatWest Markets PLC 3.625% 9/29/22 (a)	350,000	365,313
PNC Bank NA:
3 month U.S. LIBOR + 0.430% 0.6154% 12/9/22 (b)(c)	700,000	701,454
1.743% 2/24/23 (b)	500,000	505,408
Rabobank Nederland 3.875% 2/8/22	150,000	153,803
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.830% 1.0178% 1/10/22 (b)(c)	250,000	251,254
Royal Bank of Canada U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 10/26/23 (b)(c)	950,000	954,845
Standard Chartered PLC 3 month U.S. LIBOR + 1.200% 1.3825% 9/10/22 (a)(b)(c)	488,000	489,367
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.780% 0.9678% 7/12/22 (b)(c)	500,000	503,663
3 month U.S. LIBOR + 1.140% 1.3298% 10/19/21 (b)(c)	350,000	351,468
2.442% 10/19/21	400,000	403,455
2.846% 1/11/22	500,000	508,171
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.430% 0.6073% 6/11/21 (b)(c)	350,000	350,045
3 month U.S. LIBOR + 0.530% 0.7205% 12/1/22 (b)(c)	250,000	251,835
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.350% 0.3665% 3/4/24 (b)(c)	700,000	702,110
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 9/28/23 (b)(c)	464,000	466,040
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.480% 0.49% 1/27/23 (b)(c)	1,200,000	1,205,972
0.25% 1/6/23	600,000	599,965
Truist Bank:
3 month U.S. LIBOR + 0.590% 0.7656% 8/2/22 (b)(c)	300,000	300,338
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.730% 0.7407% 3/9/23 (b)(c)	523,000	527,627
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.180% 0.366% 1/21/22 (b)(c)	814,000	814,959
Wells Fargo & Co. 2.1% 7/26/21	400,000	401,152
Wells Fargo Bank NA 2.082% 9/9/22 (b)	1,000,000	1,005,111
		57,005,648
Capital Markets - 10.6%
Credit Suisse AG:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.390% 0.4% 2/2/24 (b)(c)	1,000,000	996,510
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 2/4/22 (b)(c)	2,200,000	2,202,992
2.1% 11/12/21	650,000	655,509
2.8% 4/8/22	250,000	255,566
Deutsche Bank AG New York Branch:
3.3% 11/16/22	672,000	697,911
4.25% 10/14/21	940,000	953,247
5% 2/14/22	477,000	492,058
E*TRADE Financial Corp. 2.95% 8/24/22	1,295,000	1,333,778
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 0.9001% 2/23/23 (b)(c)	897,000	905,192
3 month U.S. LIBOR + 1.000% 1.1758% 7/24/23 (b)(c)	150,000	151,230
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.430% 0.4408% 3/8/23 (b)(c)	675,000	675,694
0.481% 1/27/23	1,050,000	1,050,984
5.75% 1/24/22	450,000	466,062
Intercontinental Exchange, Inc. 3 month U.S. LIBOR + 0.650% 0.8339% 6/15/23 (b)(c)(d)	99,000	99,139
Morgan Stanley:
3 month U.S. LIBOR + 0.930% 1.1138% 7/22/22 (b)(c)	250,000	250,307
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.700% 0.71% 1/20/23 (b)(c)	1,000,000	1,002,390
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.830% 0.8401% 6/10/22 (b)(c)	659,000	659,101
0.529% 1/25/24 (b)	337,000	337,723
0.56% 11/10/23 (b)	410,000	410,894
2.625% 11/17/21	942,000	952,469
2.75% 5/19/22	500,000	512,297
5.5% 7/28/21	750,000	756,124
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.6056% 11/1/21 (b)(c)	500,000	500,775
UBS AG London Branch:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.320% 0% 6/1/23 (a)(b)(c)	750,000	750,761
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.360% 0.37% 2/9/24 (a)(b)(c)	650,000	650,988
1.75% 4/21/22 (a)	350,000	354,419
UBS Group AG:
3 month U.S. LIBOR + 0.950% 1.1059% 8/15/23 (a)(b)(c)	200,000	201,824
2.65% 2/1/22 (a)	1,250,000	1,270,339
		19,546,283
Consumer Finance - 3.1%
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.7764% 11/5/21 (b)(c)	400,000	400,820
3 month U.S. LIBOR + 0.620% 0.775% 5/20/22 (b)(c)	350,000	351,813
2.75% 5/20/22	650,000	664,677
3.7% 11/5/21	550,000	556,675
American Express Credit Corp.:
3 month U.S. LIBOR + 0.700% 0.8843% 3/3/22 (b)(c)	550,000	552,454
2.7% 3/3/22	300,000	305,074
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.260% 0.4425% 9/10/21 (b)(c)	300,000	300,183
2.75% 3/15/22	100,000	101,987
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.120% 0.2853% 8/13/21 (b)(c)	278,000	278,053
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.300% 0.31% 6/13/22 (b)(c)	550,000	550,912
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.320% 0.33% 4/6/23 (b)(c)	900,000	901,802
0.45% 7/22/22	342,000	343,124
1.15% 5/26/22	400,000	403,949
		5,711,523
Diversified Financial Services - 1.5%
AIG Global Funding:
3 month U.S. LIBOR + 0.460% 0.6606% 6/25/21 (a)(b)(c)	399,000	399,112
2.3% 7/1/22 (a)	500,000	510,758
Athene Global Funding U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.700% 0.71% 5/24/24 (a)(b)(c)	800,000	801,712
BP Capital Markets America, Inc. 3.245% 5/6/22	1,000,000	1,028,527
		2,740,109
Insurance - 4.3%
Equitable Financial Life Global Funding U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.390% 0.4% 4/6/23 (a)(b)(c)	700,000	701,184
Metropolitan Life Global Funding I:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.570% 0.58% 1/13/23 (a)(b)(c)	1,142,000	1,149,892
3.875% 4/11/22 (a)	150,000	154,720
Metropolitan Tower Global Funding:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.550% 0.56% 1/17/23 (a)(b)(c)	1,400,000	1,407,436
0.55% 7/13/22 (a)	450,000	451,432
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.466% 1/21/22 (a)(b)(c)	250,000	250,351
3 month U.S. LIBOR + 0.280% 0.4678% 1/10/23 (a)(b)(c)	279,000	279,984
3 month U.S. LIBOR + 0.320% 0.4954% 8/6/21 (a)(b)(c)	118,000	118,079
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.220% 0.23% 2/2/23 (a)(b)(c)	650,000	650,442
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.310% 0.32% 4/26/24 (a)(b)(c)	550,000	551,611
Northwestern Mutual Global Funding U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.330% 0.34% 3/25/24 (a)(b)(c)	418,000	418,604
Pacific Life Global Funding II U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.380% 0.39% 4/12/24 (a)(b)(c)	700,000	701,523
Principal Life Global Funding II U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.450% 0.46% 4/12/24 (a)(b)(c)	438,000	438,903
Protective Life Global Funding 3 month U.S. LIBOR + 0.520% 0.713% 6/28/21 (a)(b)(c)	600,000	600,261
Prudential Financial, Inc. 4.5% 11/16/21	100,000	101,940
		7,976,362

TOTAL FINANCIALS		92,979,925

HEALTH CARE - 2.7%
Biotechnology - 1.2%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 0.7993% 11/21/22 (b)(c)	350,000	352,448
3.375% 11/14/21	750,000	760,857
3.45% 3/15/22	1,150,000	1,172,800
		2,286,105
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.894% 6/6/22	171,000	175,160
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc. 3.15% 6/15/21	500,000	500,532
Pharmaceuticals - 1.1%
AstraZeneca PLC 2.375% 6/12/22	500,000	510,047
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 0.8306% 6/25/21 (a)(b)(c)	400,000	400,167
Bayer U.S. Finance LLC 3% 10/8/21 (a)	500,000	504,652
Bristol-Myers Squibb Co. 2.6% 5/16/22	400,000	409,329
Utah Acquisition Sub, Inc. 3.15% 6/15/21	300,000	300,304
		2,124,499

TOTAL HEALTH CARE		5,086,296

INDUSTRIALS - 3.5%
Aerospace & Defense - 0.1%
The Boeing Co. 1.167% 2/4/23	274,000	275,281
Industrial Conglomerates - 1.5%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.532% 8/8/22 (b)(c)	720,000	722,729
0.483% 8/19/22	1,100,000	1,100,836
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.430% 0.44% 3/11/24 (a)(b)(c)	500,000	503,078
0.4% 3/11/23 (a)	402,000	403,041
		2,729,684
Machinery - 1.5%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.3675% 11/12/21 (b)(c)	249,000	249,319
3 month U.S. LIBOR + 0.220% 0.4143% 1/6/22 (b)(c)	642,000	642,758
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.150% 0.16% 11/17/22 (b)(c)	740,000	740,873
0.25% 3/1/23	500,000	500,311
0.95% 5/13/22	400,000	402,990
1.9% 9/6/22	200,000	204,289
		2,740,540
Road & Rail - 0.1%
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 1.1405% 6/1/21 (a)(b)(c)	300,000	300,000
Trading Companies & Distributors - 0.3%
Air Lease Corp. 3.5% 1/15/22	500,000	509,538

TOTAL INDUSTRIALS		6,555,043

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.1%
IBM Corp. 2.85% 5/13/22	200,000	205,083
Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp. 2.2% 9/16/21	450,000	451,917

TOTAL INFORMATION TECHNOLOGY		657,000

MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (a)	46,000	46,098
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Simon Property Group LP 2.35% 1/30/22	500,000	504,411
UTILITIES - 3.4%
Electric Utilities - 2.0%
Florida Power & Light Co.:
3 month U.S. LIBOR + 0.380% 0.564% 7/28/23 (b)(c)	258,000	258,013
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.000% 0.26% 5/10/23 (b)(c)	399,000	399,215
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4201% 2/22/23 (b)(c)	500,000	500,134
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.540% 0.55% 3/1/23 (b)(c)	357,000	358,130
2.9% 4/1/22	750,000	766,746
PPL Electric Utilities Corp. 3 month U.S. LIBOR + 0.250% 0.443% 9/28/23 (b)(c)	145,000	145,069
Southern California Edison Co.:
3 month U.S. LIBOR + 0.270% 0.4543% 12/3/21 (b)(c)	233,000	233,079
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.640% 0.65% 4/3/23 (b)(c)	500,000	501,200
U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.830% 0.84% 4/1/24 (b)(c)	500,000	502,409
		3,663,995
Gas Utilities - 0.4%
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 0.7873% 3/11/23 (b)(c)	650,000	650,361
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.5339% 9/14/23 (b)(c)	72,000	72,012
		722,373
Multi-Utilities - 1.0%
CenterPoint Energy, Inc. U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.650% 0.66% 5/13/24 (b)(c)	325,000	325,361
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 0.6006% 6/25/21 (b)(c)	550,000	550,157
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.7139% 9/15/23 (b)(c)	186,000	186,082
Public Service Enterprise Group, Inc. 2% 11/15/21	750,000	754,799
		1,816,399

TOTAL UTILITIES		6,202,767

TOTAL NONCONVERTIBLE BONDS
(Cost $130,680,436)		130,934,554

U.S. Government and Government Agency Obligations - 5.8%
U.S. Government Agency Obligations - 0.2%
Fannie Mae U.S. Secured Overnight Finl Rate (SOFR) Indx + 0.180% 0.19% 7/8/22 (b)(c)	400,000	400,688
U.S. Treasury Obligations - 5.6%
U.S. Treasury Notes:
0.125% 5/31/22	$1,813,000	$1,813,850
0.125% 6/30/22	2,539,000	2,539,884
0.125% 12/31/22	2,300,000	2,300,359
1.75% 7/31/21	1,877,000	1,882,372
1.875% 11/30/21	1,794,000	1,810,258

TOTAL U.S. TREASURY OBLIGATIONS		10,346,723

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $10,736,000)		10,747,411

Bank Notes - 3.4%
Capital One NA:
2.15% 9/6/22	873,000	892,145
2.95% 7/23/21	400,000	400,764
KeyBank NA:
3.3% 2/1/22	500,000	510,437
3.35% 6/15/21	250,000	250,295
MUFG Union Bank NA 3.15% 4/1/22	850,000	868,573
RBS Citizens NA 3.25% 2/14/22	350,000	356,501
Truist Bank:
2.8% 5/17/22	1,100,000	1,125,045
3.502% 8/2/22 (b)	500,000	502,666
U.S. Bank NA, Cincinnati:
1.8% 1/21/22	650,000	656,068
3.45% 11/16/21	400,000	404,928
Wells Fargo Bank NA 3.625% 10/22/21	350,000	353,699
TOTAL BANK NOTES
(Cost $6,311,175)		6,321,121

Certificates of Deposit - 1.8%
Barclays Bank PLC yankee 0.28% 5/17/22	800,000	800,023
Credit Industriel et Commercial yankee 3 month U.S. LIBOR + 0.150% 0.3338% 7/15/21 (b)(c)	500,000	500,102
Mizuho Corporate Bank Ltd. yankee 0.29% 6/9/21	500,000	500,035
Royal Bank of Canada yankee 3 month U.S. LIBOR + 0.000% 0.1559% 11/16/21 (b)(c)	800,000	800,000
Sumitomo Mitsui Banking Corp. yankee 0.26% 6/7/21	700,000	700,040
TOTAL CERTIFICATES OF DEPOSIT
(Cost $3,300,000)		3,300,200

Commercial Paper - 3.5%
HSBC U.S.A., Inc. yankee:
0.3% 11/19/21	800,000	798,756
0.35% 5/13/22	750,000	747,324
0.4% 10/5/21	700,000	699,350
0.4% 2/4/22	600,000	598,564
0.42% 8/23/21	600,000	599,682
NatWest Markets PLC yankee 0.35% 4/19/22	700,000	698,257
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.090% 0.2783% 7/20/21 (b)(c)	500,000	500,067
The Toronto-Dominion Bank 3 month U.S. LIBOR + 0.110% 0.2925% 6/10/21 (b)(c)	350,000	350,012
UBS AG London Branch:
3 month U.S. LIBOR + 0.170% 0.3558% 7/14/21 (b)(c)	350,000	350,057
yankee 0% 6/23/21	400,000	399,975
Westpac Banking Corp. 3 month U.S. LIBOR + 0.010% 0.1593% 11/22/21 (b)(c)	800,000	800,038
TOTAL COMMERCIAL PAPER
(Cost $6,540,822)		6,542,082
	Shares	Value

Money Market Funds - 14.7%
Fidelity Cash Central Fund 0.03% (e)(f)(g)
(Cost $27,221,600)	27,216,157	27,221,600
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $184,790,033)		185,066,968
NET OTHER ASSETS (LIABILITIES) - 0.0%		(47,522)
NET ASSETS - 100%		$185,019,446

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,959,601 or 15.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,234
Total	$11,234

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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